Prepaid expenses and other current assets	6 Months Ended
Jun. 30, 2024
Prepaid expenses and other current assets
Prepaid expenses and other current assets

6Prepaid expenses and other current assets

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2024	2023
	USD	USD
Withholding tax receivables	903,915	1,219,986
Other assets	481,182	198,275
Refundable deposits	129,765	206,011
Prepaid expenses	2,330	517,922
	1,517,192	2,142,194